Financial instruments - risk management (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Notes and other explanatory information [abstract]
Cash and cash equivalents	£ 5,971	£ 2,836	£ 10,057	£ 7,546
Trade receivables		329	33
Other receivables	282	301	394
Total financial assets	6,253	3,466	10,484
Trade payables	314	339	485
Other payables	7	17	5
Accruals	857	817	546
Borrowings	464	624	766
Total financial liabilities – amortised cost	1,642	1,797	1,802
Equity settled derivative financial liability	£ 4,160	£ 85	£ 553	£ 1,559